UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Focus 40 Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 81.9%
Financials - 17.6%
Capital Markets - 2.0%
UBS AG (a)	6,526	$79,465

Commercial Banks - 3.8%
Banco Santander Brasil SA/Brazil (ADR)	7,240	53,359
HSBC Holdings PLC	10,560	98,100

		151,459

Diversified Financial Services - 1.6%
IG Group Holdings PLC	8,600	62,033

Insurance - 7.4%
Admiral Group PLC (b)	6,477	110,387
AIA Group Ltd.	32,600	120,170
Lancashire Holdings Ltd.	4,380	58,352

		288,909

Real Estate Management & Development - 2.8%
Hang Lung Properties Ltd.	32,000	108,956

		690,822

Consumer Discretionary - 16.8%
Distributors - 2.4%
Li & Fung Ltd.	62,000	95,607

Diversified Consumer Services - 2.0%
Estacio Participacoes SA	4,700	78,826

Hotels, Restaurants & Leisure - 3.3%
Sands China Ltd.	35,200	130,098

Household Durables - 1.0%
MRV Engenharia e Participacoes SA	6,200	37,098

Media - 0.9%
Focus Media Holding Ltd. (ADR)	1,480	34,632

Multiline Retail - 2.2%
Golden Eagle Retail Group Ltd. (c)	44,000	85,872

Specialty Retail - 3.2%
Belle International Holdings Ltd.-Class A	41,000	73,882
Yamada Denki Co., Ltd.	1,200	52,640

		126,522

Textiles, Apparel & Luxury Goods - 1.8%
Cie Financiere Richemont SA	1,180	70,851

		659,506

Industrials - 14.9%
Air Freight & Logistics - 2.3%
Kuehne & Nagel International AG	790	89,399

Commercial Services & Supplies - 0.9%
Serco Group PLC	3,770	35,356

Construction & Engineering - 1.0%
Samsung Engineering Co., Ltd.	220	37,749

Company	Shares	U.S. $ Value
Industrial Conglomerates - 2.1%
Keppel Corp., Ltd.	9,000	$83,212

Professional Services - 6.4%
Capita PLC (b)	7,761	97,199
Intertek Group PLC	3,490	154,729

		251,928

Road & Rail - 2.2%
Globaltrans Investment PLC (Sponsored GDR) (d)	4,070	84,574

		582,218

Consumer Staples - 12.4%
Food & Staples Retailing - 5.8%
Jeronimo Martins SGPS SA	6,780	113,189
Olam International Ltd. (c)	70,000	116,119

		229,308

Food Products - 2.1%
Unilever PLC	2,250	82,152

Tobacco - 4.5%
British American Tobacco PLC (b)	3,425	175,988

		487,448

Information Technology - 9.7%
Computers & Peripherals - 1.5%
Apple, Inc.	86	57,384

Internet Software & Services - 3.1%
Google, Inc.-Class A (a)	74	55,833
Telecity Group PLC	4,509	65,295

		121,128

Semiconductors & Semiconductor Equipment - 5.1%
Samsung Electronics Co., Ltd. (Preference Shares)	284	200,740

		379,252

Materials - 3.8%
Chemicals - 3.8%
Filtrona PLC	17,777	148,118

Energy - 3.2%
Energy Equipment & Services - 2.9%
Technip SA	1,010	112,223

Oil, Gas & Consumable Fuels - 0.3%
NovaTek OAO (Sponsored GDR) (d)	120	14,196

		126,419

Health Care - 2.4%
Life Sciences Tools & Services - 2.4%
Eurofins Scientific	657	93,194

Company	Shares	U.S. $ Value
Utilities - 1.1%
Independent Power Producers & Energy Traders - 1.1%
APR Energy PLC	3,110	$41,959

Total Common Stocks (cost $3,049,690)		3,208,936

WARRANTS - 12.4%
Financials - 6.6%
Consumer Finance - 3.4%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 2/21/17 (a)	10,450	35,430
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	8,440	98,979

		134,409

Thrifts & Mortgage Finance - 3.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	8,560	125,404

		259,813

Industrials - 1.8%
Industrial Conglomerates - 1.8%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	39,260	69,494

Information Technology - 4.0%
IT Services - 4.0%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	6,340	155,444

Total Warrants (cost $471,666)		484,751

	Contracts
OPTIONS PURCHASED - CALLS - 1.4%
Options on Equities - 1.4%
Baidu, Inc. Expiration: Jan 2014, Exercise Price: $ 120.00 (a)(e)	12	25,920
Capita PLC Expiration: Dec 2013, Exercise Price: GBP 7.55 (a)(f)	19,370	21,978
Netflix, Inc. Expiration: Oct 2012, Exercise Price: $ 80.00 (a)(e)	40	160
UBS AG Expiration: Dec 2013, Exercise Price: CHF 12.00 (a)(e)	61	8,659

Total Options Purchased-Calls (cost $41,137)		56,717

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
DJ STOXX Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 230.00 (a)(f)	1,007	$1,812
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 230.00 (a)(g)	1,280	2,303

Total Options Purchased - Puts (cost $40,334)		4,115

	Shares
SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (h) (cost $121,360)	121,360	121,360

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $3,724,187)		3,875,879

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 4.1%
INVESTMENT COMPANIES - 4.1%
AllianceBernstein Exchange Reserves-Class I, 0.17% (h) (cost $159,180)	159,180	159,180

Total Investments - 103.0% (cost $3,883,367) (i)		4,035,059
Other assets less liabilities - (3.0)%		(118,389)

Net Assets - 100.0%		$3,916,670

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse London Branch (GFX)	USD	417	JPY	32,630	12/14/12	$1,311
HSBC BankUSA	GBP	141	USD	225	12/14/12	(2,651)
HSBC BankUSA	HKD	2,810	USD	362	12/14/12	(8)
State Street Bank & Trust Co.	EUR	29	USD	37	12/14/12	175
State Street Bank & Trust Co.	GBP	56	USD	88	12/14/12	(2,054)
State Street Bank & Trust Co.	HKD	686	USD	88	12/14/12	(11)
State Street Bank & Trust Co.	INR	2,110	USD	37	12/14/12	(1,987)
State Street Bank & Trust Co.	USD	81	AUD	78	12/14/12	(709)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	33	CAD	32	12/14/12	$(217)
State Street Bank & Trust Co.	USD	69	EUR	55	12/14/12	2,050
State Street Bank & Trust Co.	USD	55	JPY	4,393	12/14/12	923
State Street Bank & Trust Co.	USD	21	NOK	123	12/14/12	140
State Street Bank & Trust Co.	USD	111	SGD	138	12/14/12	1,131

						$(1,907)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
Baidu, Inc. (e)	12		$95.00	January 2014	$(15,120)
Capita PLC (f)	7,210	GBP	6.00	December 2013	(2,279)
Capita PLC (f)	12,160		6.00	December 2013	(3,844)
DJ STOXX Mid 200 Index (f)	1,007	EUR	190.00	December 2012	(129)
STOXX Europe Mid 200 Index (g)	1,280		190.00	December 2012	(165)
UBS AG (e)	61	CHF	8.00	December 2013	(3,016)

(premium received $48,129)					$(24,553)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Total SA	36,000	1.00%	$74	12/18/15	Barclays Bank PLC	$(458)
Receive	BG Group	580	0.82%	7	2/15/14	Credit Suisse Securities (Europe) Limited	(387)
Receive	BG Group	627	0.82%	8	2/15/14	Credit Suisse Securities (Europe) Limited	(418)
Receive	BG Group	2,000	0.82%	26	2/15/14	Credit Suisse Securities (Europe) Limited	(1,334)
Receive	BG Group	560	0.82%	7	3/15/14	Credit Suisse Securities (Europe) Limited	(374)
Receive	BG Group	350	0.82%	5	2/15/17	Credit Suisse Securities (Europe) Limited	(234)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	UBS AG	150,000	1.00%	$45	12/18/15	Goldman Sachs International	$3,174
Receive	Baidu, Inc.	274	0.51%	31	11/15/16	Morgan Stanley & Co. International PLC	957
Receive	MercadoLibre, Inc.	430	0.16%	38	8/15/13	Morgan Stanley & Co. International PLC	(2,573)
Receive	Netflix, Inc.	320	0.97%	42	8/15/13	Morgan Stanley & Co. International PLC	(3,756)
Receive	Apple, Inc.	212	0.51%	148	11/15/16	Morgan Stanley Capital Services	(6,918)
Receive	Baidu, Inc.	170	0.51%	19	8/15/13	Morgan Stanley Capital Services	594
Receive	Focus Media Holding Ltd.	1,620	0.51%	39	8/15/13	Morgan Stanley Capital Services	(913)
Receive	Google, Inc.	180	0.51%	128	11/15/16	Morgan Stanley Capital Services	7,993
Receive	Suncor Energy, Inc.	960	0.51%	33	11/15/16	Morgan Stanley Capital Services	(1,954)
Receive	Suncor Energy, Inc.	1,830	0.51%	64	11/15/16	Morgan Stanley Capital Services	(3,725)
Pay Total Return on Reference Index
Pay	Carrefour SA	1,140	0.12%	19	2/15/14	Credit Suisse Securities (Europe) Limited	1,383
Pay	Carrefour SA	917	0.12%	16	2/15/14	Credit Suisse Securities (Europe) Limited	1,112
Pay	Carrefour SA	880	0.12%	15	2/15/14	Credit Suisse Securities (Europe) Limited	1,067
Pay	Carrefour SA	600	0.12%	10	2/15/14	Credit Suisse Securities (Europe) Limited	729
Pay	Carrefour SA	680	0.12%	12	2/15/17	Credit Suisse Securities (Europe) Limited	825
Pay	Netflix, Inc.	105	0.22%	6	2/13/14	Credit Suisse Securities (Europe) Limited	270

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Telefonica SA	3,898	0.12%	$45	2/15/14	Credit Suisse Securities (Europe) Limited	$5,632
Pay	Facebook, Inc.	600	0.16%	13	8/15/13	Morgan Stanley & Co. International PLC	(96)
Pay	LG Electronics, Inc.	340	1.00%	21,692	8/15/13	Morgan Stanley & Co. International PLC	(1,723)
Pay	LG Electronics, Inc.	650	0.13%	43,290	8/7/17	Morgan Stanley & Co. International PLC	(1,619)
Pay	Linkedin Corp.	130	0.16%	16	11/15/16	Morgan Stanley & Co. International PLC	130
Pay	ZTE Corp.	8,600	0.05%	94	6/10/13	Morgan Stanley & Co. International PLC	(1,650)
Pay	ZTE Corp.	9,600	0.05%	105	6/10/13	Morgan Stanley & Co. International PLC	(1,857)
Pay	ZTE Corp.	12,400	0.05%	136	6/10/13	Morgan Stanley & Co. International PLC	(2,398)
Pay	ZTE Corp.	14,400	0.05%	158	6/10/13	Morgan Stanley & Co. International PLC	(2,779)
Pay	ZTE Corp.	17,200	0.05%	189	6/10/13	Morgan Stanley & Co. International PLC	(3,301)
Pay	Netflix, Inc.	1,460	0.16%	83	11/15/16	Morgan Stanley Capital Services	3,716
Pay	Telefonica SA	1,330	0.12%	15	7/1/13	Morgan Stanley Capital Services	1,921
Pay	Facebook, Inc.	2,360	0.16%	51	11/15/16	Morgan Stanley Capital Services	(338)
Pay	Linkedin Corp.	550	0.16%	67	11/15/16	Morgan Stanley Capital Services	543
Pay	Qihoo 360 Technology Co., Ltd.	836	1.00%	19	8/15/13	Morgan Stanley Capital Services	113
Pay	Salesforce.com, Inc.	581	0.16%	$92	11/15/16	Morgan Stanley Capital Services	$3,175

							$(5,471)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $122,795.
(c)	Represents entire or partial securities out on loan.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $323,153 or 8.3% of net assets.
(e)	One contract relates to 100 shares.
(f)	One contract relates to 1 share.
(g)	One contract relates to 50 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $360,678 and gross unrealized depreciation of investments was $(208,986), resulting in net unrealized appreciation of $151,692.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein International Focus 40 Portfolio

COUNTRY BREAKDOWN*

September 30, 2012 (unaudited)

29.7%	United Kingdom
13.6%	Hong Kong
10.7%	India
6.2%	Switzerland
6.2%	South Korea
5.3%	France
5.1%	Singapore
4.4%	Brazil
3.6%	United States
3.1%	China
2.9%	Portugal
2.2%	Cyprus
1.8%	Sri Lanka
2.1%	Other
3.1%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following countries: Germany, Japan and Russia.

AllianceBernstein International Focus 40 Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$53,359		$637,463		$	– 0	–	$690,822
Consumer Discretionary	150,556		508,950			– 0	–	659,506
Industrials	84,574		497,644			– 0	–	582,218
Consumer Staples	– 0	–	487,448			– 0	–	487,448
Information Technology	113,217		266,035			– 0	–	379,252
Materials	– 0	–	148,118			– 0	–	148,118
Energy	14,196		112,223			– 0	–	126,419
Health Care	– 0	–	93,194			– 0	–	93,194
Utilities	41,959		– 0	–		– 0	–	41,959
Warrants	– 0	–	– 0	–		484,751		484,751
Options Purchased - Calls	– 0	–	56,717			– 0	–	56,717
Options Purchased - Puts	– 0	–	4,115			– 0	–	4,115
Short-Term Investments	121,360		– 0	–		– 0	–	121,360
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	159,180		– 0	–		– 0	–	159,180

Total Investments in Securities	738,401		2,811,907+			484,751		4,035,059
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	5,730			– 0	–	5,730
Total Return Swap Contracts	– 0	–	30,160			3,174		33,334
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(7,637)			– 0	–	(7,637)
Put Options Written	– 0	–	(24,553)			– 0	–	(24,553)
Total Return Swap Contracts	– 0	–	(38,347)			(458)		(38,805)

Total^	$738,401		$2,777,260			$487,467		$4,003,128

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There are no transfers between Level 1 and Level 2 during the reporting Period

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at September 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/2012	Valuation Technique	Unobservable Input	Range
Warrants	$487,467	Indicative Market Quotations	Broker Quote	$1.77-$24.52

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) monitoring of performance and performance attribution reports for anomalous impacts based upon benchmark performance, and 2) review by portfolio managers, of all portfolios for performance and analytics (which are generated using the Adviser’s prices).

	Warrants		Total Return Swap Contracts			Total
Balance as of 6/30/12	$270,293		$	– 0	–	$270,293
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	(793)			– 0	–	(793)
Change in unrealized appreciation/depreciation	72,414			2,716		75,130
Purchases	146,188			– 0	–	146,188
Sales	(3,351)			– 0	–	(3,351)
Transfers into Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 9/30/12	$484,751			$2,716		$487,467

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$72,414			$2,716		$75,130

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.0%
Industrials - 18.9%
Air Freight & Logistics - 0.9%
Yamato Holdings Co., Ltd.	5,300	$83,823

Airlines - 0.6%
International Consolidated Airlines Group SA (a)	23,880	57,558

Commercial Services & Supplies - 0.7%
Societe BIC SA	510	61,599

Construction & Engineering - 3.3%
China State Construction International Holdings Ltd.	84,000	98,466
Grana y Montero SA	17,120	58,000
Monadelphous Group Ltd. (b)	3,400	69,152
Samsung Engineering Co., Ltd.	398	68,291

		293,909

Electrical Equipment - 0.5%
Zhuzhou CSR Times Electric Co., Ltd.	18,000	45,950

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	2,240	55,414

Machinery - 7.0%
Andritz AG	1,410	79,947
Hiwin Technologies Corp.	7,350	53,611
IHI Corp.	36,000	80,179
IMI PLC	4,340	63,224
KUKA AG (a)	2,060	59,353
Makita Corp.	1,800	69,676
Melrose PLC	26,170	102,544
Morgan Crucible Co. PLC	9,720	41,577
Nachi-Fujikoshi Corp. (b)	11,000	31,764
Zoomlion Heavy Industry Science and Technology Co., Ltd. (b)	36,800	41,397

		623,272

Professional Services - 0.7%
DKSH Holding AG (a)	1,010	63,092

Road & Rail - 0.7%
Localiza Rent a Car SA	3,560	62,516

Trading Companies & Distributors - 3.4%
Ashtead Group PLC	8,620	45,226
Barloworld Ltd.	5,040	43,525
Brenntag AG	685	87,775
Finning International, Inc.	1,980	48,015
MonotaRO Co., Ltd. (b)	2,800	76,649

		301,190

Transportation Infrastructure - 0.5%
OHL Mexico SAB de CV (a)(b)	27,630	44,584

		1,692,907

Company	Shares	U.S. $ Value
Consumer Discretionary - 14.4%
Auto Components - 1.6%
GKN PLC	13,230	$46,001
Linamar Corp.	1,320	28,411
Nokian Renkaat OYJ	1,780	72,660

		147,072

Automobiles - 0.6%
Mazda Motor Corp. (a)	45,000	52,523

Distributors - 0.7%
Inchcape PLC	10,590	61,657

Hotels, Restaurants & Leisure - 0.5%
Flight Centre Ltd. (b)	1,970	47,845

Household Durables - 1.7%
De’Longhi SpA	5,100	59,712
Rinnai Corp. (b)	1,200	89,560

		149,272

Media - 1.7%
Dentsu, Inc. (b)	2,400	60,788
Kabel Deutschland Holding AG	1,250	89,231

		150,019

Multiline Retail - 1.5%
Dollarama, Inc.	1,355	86,488
Hyundai Department Store Co., Ltd.	370	50,636

		137,124

Specialty Retail - 3.5%
Dufry AG (a)	560	67,179
Dunelm Group PLC	5,720	59,430
Howden Joinery Group PLC	24,790	59,579
Sports Direct International PLC (a)	14,730	81,971
Super Retail Group Ltd.	6,120	49,388

		317,547

Textiles, Apparel & Luxury Goods - 2.6%
Arezzo Industria e Comercio SA	3,100	55,906
Brunello Cucinelli SpA (a)	4,657	80,700
Mulberry Group PLC (b)	2,220	40,115
Ted Baker PLC	3,700	53,713

		230,434

		1,293,493

Consumer Staples - 12.5%
Beverages - 0.5%
Coca-Cola Embonor SA (Preference Shares)	20,920	49,395

Food & Staples Retailing - 5.2%
Bizim Toptan Satis Magazalari AS	3,260	41,465
Brazil Pharma SA	7,500	44,950
Clicks Group Ltd.	8,950	62,047
Eurocash SA	4,620	56,869

Company	Shares	U.S. $ Value
FamilyMart Co., Ltd.	1,400	$68,781
Grupo Comercial Chedraui SA de CV (b)	27,460	69,974
Magnit OJSC	38	5,074
Tsuruha Holdings, Inc. (b)	1,500	112,219

		461,379

Food Products - 4.6%
Alicorp SA	25,190	67,884
Aryzta AG (a)	1,660	79,681
Devro PLC	14,830	78,643
Indofood Agri Resources Ltd. (b)	55,000	60,860
MHP SA (GDR) (a)(c)	3,400	49,470
Thai Union Frozen Products PCL	32,100	76,391

		412,929

Household Products - 1.5%
LG Household & Health Care Ltd.	180	102,511
Vinda International Holdings Ltd. (b)	23,000	31,601

		134,112

Personal Products - 0.7%
Amorepacific Corp.	55	58,393

		1,116,208

Financials - 11.3%
Capital Markets - 2.8%
3i Group PLC	13,860	49,948
Intermediate Capital Group PLC	18,010	86,954
Partners Group Holding AG	530	110,340

		247,242

Commercial Banks - 0.8%
Bank of Georgia Holdings PLC	3,440	70,804

Consumer Finance - 1.6%
Compartamos SAB de CV	67,110	78,571
International Personal Finance PLC	14,090	68,333

		146,904

Diversified Financial Services - 2.3%
Bolsa Mexicana de Valores SAB de CV	45,340	93,838
Intercorp Financial Services Corp. (c)	1,430	46,475
Warsaw Stock Exchange	6,040	68,942

		209,255

Insurance - 2.1%
Anadolu Hayat Emeklilik AS	25,000	63,161
Challenger Ltd./AU	14,960	50,351
Intact Financial Corp.	1,150	69,952

		183,464

Real Estate Investment Trusts (REITs) - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,130	39,334

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.7%
Aliansce Shopping Centers SA	5,800	$62,885

Thrifts & Mortgage Finance - 0.6%
Paragon Group of Cos. PLC	16,330	54,513

		1,014,401

Materials - 10.3%
Chemicals - 6.6%
Alpek SA de CV	40,770	105,950
AZ Electronic Materials SA	15,930	87,188
Chr Hansen Holding A/S	2,550	76,629
Croda International PLC	2,440	95,786
Fuchs Petrolub AG (Preference Shares)	1,030	65,254
Kansai Paint Co., Ltd. (b)	4,000	44,332
Lanxess AG	770	63,961
Phosagro OAO (GDR) (c)	4,120	55,249

		594,349

Metals & Mining - 3.7%
First Quantum Minerals Ltd.	2,610	55,620
Franco-Nevada Corp.	1,060	62,483
Harry Winston Diamond Corp. (a)	6,130	72,892
Kenmare Resources PLC (a)	87,769	55,821
Sirius Minerals PLC (a)	217,318	78,958

		325,774

		920,123

Health Care - 7.4%
Health Care Equipment & Supplies - 3.8%
Ansell Ltd.	2,910	48,264
Draegerwerk AG & Co. KGaA (Preference Shares)	720	71,424
Elekta AB (b)	8,080	106,674
Ginko International Co., Ltd.	5,000	58,643
Shandong Weigao Group Medical Polymer Co., Ltd.-Class H	44,000	56,659

		341,664

Life Sciences Tools & Services - 1.2%
Eurofins Scientific	370	52,483
Gerresheimer AG (a)	1,050	54,915

		107,398

Pharmaceuticals - 2.4%
Aspen Pharmacare Holdings Ltd. (a)	4,380	75,371
Kalbe Farma TBK PT	156,000	76,354
Virbac SA	330	57,096

		208,821

		657,883

Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 1.2%
Chroma ATE, Inc.	29,760	62,521

Company	Shares	U.S. $ Value
FLEXium Interconnect, Inc.	10,489	$41,652

		104,173

Internet Software & Services - 0.6%
Mail.ru Group Ltd. (GDR) (c)	1,580	52,907

IT Services - 1.4%
Computacenter PLC	8,990	55,207
Itochu Techno-Solutions Corp.	1,400	72,765

		127,972

Semiconductors & Semiconductor Equipment - 0.5%
Hermes Microvision, Inc.	3,000	44,202

Software - 2.3%
Fidessa Group PLC	3,370	80,122
GameLoft SA (a)	10,080	67,078
International Games System Co., Ltd.	16,000	60,094

		207,294

		536,548

Energy - 5.8%
Energy Equipment & Services - 2.2%
John Wood Group PLC	4,110	53,441
Petrofac Ltd.	3,740	96,630
ShawCor Ltd.	1,180	51,228

		201,299

Oil, Gas & Consumable Fuels - 3.6%
Afren PLC (a)	13,000	29,538
Africa Oil Corp. (a)(b)	3,520	34,882
Genel Energy PLC (a)	2,700	33,681
Golar LNG Ltd. (b)	1,850	71,689
Harum Energy TBK PT	80,500	49,418
Ophir Energy PLC (a)	3,930	38,611
Pacific Rubiales Energy Corp.	2,590	61,885

		319,704

		521,003

Utilities - 2.5%
Electric Utilities - 0.7%
Emera, Inc.	1,930	68,103

Gas Utilities - 1.8%
Enagas SA	2,970	58,569
ENN Energy Holdings Ltd.	24,000	100,930

		159,499

		227,602

Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA	840	77,940

Total Common Stocks (cost $7,450,240)		8,058,108

Company	Shares	U.S. $ Value
WARRANTS - 4.4%
Financials - 2.1%
Commercial Banks - 0.6%
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	2,740	$55,841

Diversified Financial Services - 0.8%
First Bank of Nigeria PLC, Citigroup Global Markets Holdings, Inc., expiring 4/29/14 (a)	796,950	74,914

Real Estate Management & Development - 0.7%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/22/12 (a)	63,930	60,567

		191,322

Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Opto Circuits India Ltd., Merrill Lynch Intl & Co., expiring 5/02/16 (a)	13,995	34,316

Pharmaceuticals - 0.5%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(c)	4,170	47,017

		81,333

Industrials - 0.8%
Construction & Engineering - 0.5%
IRB Infrastructure Developers Ltd., Merrill Lynch Intl & Co., expiring 1/25/16 (a)	14,960	43,022

Transportation Infrastructure - 0.3%
Adani Ports and Special Economic Zone, Merrill Lynch Intl & Co., expiring 12/17/14 (a)	12,390	29,852

		72,874

Utilities - 0.6%
Multi-Utilities - 0.6%
Qatar Electricity, Credit Suisse International, expiring 8/24/15 (a)	1,380	50,223

Total Warrants (cost $374,332)		395,752

SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.14% (d) (cost $369,081)	369,081	369,081

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 98.5% (cost $8,193,653)		$8,822,941

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 9.7%
Investment Companies - 9.7%
AllianceBernstein Exchange Reserves-Class I, 0.17% (d) (cost $865,559)	865,559	865,559

Total Investments - 108.2% (cost $9,059,212) (e)		9,688,500
Other assets less liabilities - (8.2)%		(733,357)

Net Assets - 100.0%		$8,955,143

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $251,118 or 2.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $952,512 and gross unrealized depreciation of investments was $(323,224), resulting in net unrealized appreciation of $629,288.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein International Discovery Equity Portfolio

COUNTRY BREAKDOWN*

September 30, 2012 (unaudited)

20.1%	United Kingdom
9.6%	Japan
7.2%	Canada
5.6%	Germany
4.4%	Mexico
4.2%	China
3.6%	Taiwan
3.6%	Switzerland
3.2%	South Korea
3.0%	Australia
2.7%	France
2.7%	South Africa
2.6%	Brazil
23.3%	Other
4.2%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Austria, Chile, Denmark, Finland, India, Indonesia, Ireland, Italy, Nigeria, Norway, Peru, Poland, Qatar, Russia, Spain, Sweden, Thailand, Turkey, Ukraine and United Arab Emirates.

AllianceBernstein International Discovery Equity Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$276,207		$1,416,700		$	– 0	–	$1,692,907
Consumer Discretionary	264,633		1,028,860			– 0	–	1,293,493
Consumer Staples	290,596		825,612			– 0	–	1,116,208
Financials	351,721		662,680			– 0	–	1,014,401
Materials	431,152		488,971			– 0	–	920,123
Health Care	– 0	–	657,883			– 0	–	657,883
Information Technology	4,007		532,541			– 0	–	536,548
Energy	146,794		374,209			– 0	–	521,003
Utilities	68,103		159,499			– 0	–	227,602
Telecommunication Services	– 0	–	77,940			– 0	–	77,940
Warrants	– 0	–	50,223			345,529		395,752
Short-Term Investments	369,081		– 0	–		– 0	–	369,081
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	865,559		– 0	–		– 0	–	865,559

Total Investments in Securities	3,067,853		6,275,118+			345,529		9,688,500
Other Financial Instruments*^#	– 0	–	– 0	–		– 0	–	– 0	–

Total	$3,067,853		$6,275,118			$345,529		$9,688,500

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $147,058 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.
#	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Financials			Warrants		Total
Balance as of 6/30/12		$56,153		$88,274		$144,427
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–
Realized gain (loss)		(23,957)		– 0	–	(23,957)
Change in unrealized appreciation/depreciation		19,579		42,225		61,804
Purchases		19,707		215,030		234,737
Sales		(71,482)		– 0	–	(71,482)
Transfers into Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 9/30/12	$	– 0	–	$345,529		$345,529

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$	– 0	–	$42,225		$42,225

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at September 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/2012	Valuation Technique	Unobservable Input	Range
Warrants	$345,529	Indicative Market Quotations	Broker Quote	$0.09-$20.38

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) monitoring of performance and performance attribution reports for anomalous impacts based upon benchmark performance, and 2) review by portfolio managers, of all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Information Technology - 26.2%
Communications Equipment - 3.5%
QUALCOMM, Inc.	17,605	$1,100,136

Computers & Peripherals - 3.8%
Apple, Inc.	1,787	1,192,394

Internet Software & Services - 8.3%
Akamai Technologies, Inc. (a)	9,420	360,409
eBay, Inc. (a)	6,230	301,594
Equinix, Inc.(a)	1,680	346,164
Google, Inc.-Class A (a)	696	525,132
LinkedIn Corp. (a)	3,930	473,172
Rackspace Hosting, Inc. (a)	9,350	617,942

		2,624,413

Semiconductors & Semiconductor Equipment - 2.3%
NVIDIA Corp. (a)	55,130	735,434

Software - 8.3%
Autodesk, Inc. (a)	11,050	368,738
Intuit, Inc.	9,320	548,762
Red Hat, Inc. (a)	15,230	867,196
Salesforce.com, Inc. (a)	5,397	824,068

		2,608,764

		8,261,141

Financials - 14.4%
Capital Markets - 5.2%
Apollo Global Management LLC	26,690	391,275
Charles Schwab Corp. (The)	50,750	649,093
Goldman Sachs Group, Inc. (The)	5,130	583,178

		1,623,546

Commercial Banks - 1.8%
Wells Fargo & Co.	16,635	574,407

Consumer Finance - 0.9%
American Express Co.	4,920	279,751

Diversified Financial Services - 4.0%
Citigroup, Inc.	11,000	359,920
IntercontinentalExchange, Inc. (a)	3,161	421,709
JPMorgan Chase & Co.	11,940	483,331

		1,264,960

Real Estate Investment Trusts (REITs) - 2.5%
ProLogis, Inc.	9,210	322,626
Weyerhaeuser Co.	18,196	475,644

		798,270

		4,540,934

Company	Shares	U.S. $ Value
Energy - 14.0%
Energy Equipment & Services - 4.7%
Halliburton Co.	15,155	$510,572
National Oilwell Varco, Inc.	8,370	670,520
Schlumberger Ltd.	4,430	320,422

		1,501,514

Oil, Gas & Consumable Fuels - 9.3%
Cameco Corp. (b)	19,285	375,093
Denbury Resources, Inc. (a)	30,615	494,739
EOG Resources, Inc.	4,905	549,605
Kinder Morgan, Inc./Delaware	19,085	677,899
Noble Energy, Inc.	4,210	390,309
Occidental Petroleum Corp.	5,090	438,046

		2,925,691

		4,427,205

Consumer Discretionary - 10.0%
Hotels, Restaurants & Leisure - 3.1%
Ctrip.com International Ltd. (ADR) (a)(b)	36,220	611,394
Yum! Brands, Inc.	5,500	364,870

		976,264

Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	3,201	814,078

Media - 1.2%
Walt Disney Co. (The)	7,125	372,495

Textiles, Apparel & Luxury Goods - 3.1%
Burberry Group PLC (Sponsored ADR)	11,787	382,606
Ralph Lauren Corp.	3,910	591,309

		973,915

		3,136,752

Health Care - 9.9%
Health Care Equipment & Supplies - 1.4%
Intuitive Surgical, Inc. (a)	922	456,971

Health Care Providers & Services - 2.6%
Express Scripts Holding Co. (a)	7,070	443,077
Laboratory Corp. of America Holdings (a)	4,135	382,363

		825,440

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (a)(b)	23,675	1,141,135
Thermo Fisher Scientific, Inc.	5,560	327,095

		1,468,230

Pharmaceuticals - 1.2%
Roche Holding AG (Sponsored ADR)	8,030	377,330

		3,127,971

Company	Shares	U.S. $ Value
Materials - 9.1%
Chemicals - 1.0%
Monsanto Co.	3,610	$328,582

Metals & Mining - 8.1%
Allegheny Technologies, Inc.	22,610	721,259
Barrick Gold Corp.	12,285	513,022
Freeport-McMoRan Copper & Gold, Inc.	20,770	822,077
Goldcorp, Inc.	10,710	491,053

		2,547,411

		2,875,993

Industrials - 9.0%
Electrical Equipment - 5.5%
Babcock & Wilcox Co. (The) (a)	24,330	619,685
Emerson Electric Co.	10,840	523,247
Rockwell Automation, Inc.	8,680	603,694

		1,746,626

Machinery - 3.5%
Cummins, Inc.	5,775	532,513
Deere & Co.	6,950	573,305

		1,105,818

		2,852,444

Consumer Staples - 1.9%
Personal Products - 1.9%
Estee Lauder Cos., Inc. (The)-Class A	9,726	598,830

Total Common Stocks (cost $27,087,235)		29,821,270

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (c) (cost $389,059)	389,059	389,059

Total Investments Before Security Lending Collateral for Securities Loaned - 95.7% (cost $27,476,294)		30,210,329

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 6.9%
Investment Companies - 6.9%
AllianceBernstein Exchange Reserves - Class I, 0.17% (c) (cost $2,174,648)	2,174,648	2,174,648

Total Investments - 102.6% (cost $29,650,942) (d)		32,384,977
Other assets less liabilities - (2.6)%		(821,814)

Net Assets - 100.0%		$31,563,163

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,782,852 and gross unrealized depreciation of investments was $(1,048,817), resulting in net unrealized appreciation of $2,734,035.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein - U.S. Strategic Research Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$8,261,141		$	– 0	–	$	– 0	–	$8,261,141
Financials	4,540,934			– 0	–		– 0	–	4,540,934
Energy	4,427,205			– 0	–		– 0	–	4,427,205
Consumer Discretionary	2,754,146			382,606			– 0	–	3,136,752
Health Care	2,750,641			377,330			– 0	–	3,127,971
Materials	2,875,993			– 0	–		– 0	–	2,875,993
Industrials	2,852,444			– 0	–		– 0	–	2,852,444
Consumer Staples	598,830			– 0	–		– 0	–	598,830
Short-Term Investments	389,059			– 0	–		– 0	–	389,059
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	2,174,648			– 0	–		– 0	–	2,174,648

Total Investments in Securities	31,625,041			759,936			– 0	–	32,384,977
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$31,625,041			$759,936		$	– 0	–	$32,384,977

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There are no transfers between Level 1 and Level 2 during the reporting Period

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Select U.S. Equity Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.1%
Information Technology - 17.5%
Communications Equipment - 3.0%
Cisco Systems, Inc.	14,805	$282,627
QUALCOMM, Inc.	6,120	382,439

		665,066

Computers & Peripherals - 3.8%
Apple, Inc.	924	616,549
EMC Corp./MA (a)	8,208	223,832

		840,381

Internet Software & Services - 3.8%
eBay, Inc. (a)	7,007	339,209
Google, Inc.-Class A (a)	603	454,963
Trulia, Inc. (a)	1,756	37,614

		831,786

IT Services - 5.9%
International Business Machines Corp.	5,132	1,064,633
Visa, Inc.-Class A	1,720	230,962

		1,295,595

Software - 1.0%
Microsoft Corp.	7,795	232,135

		3,864,963

Consumer Discretionary - 17.1%
Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc. (a)	8,345	137,275
Yum! Brands, Inc.	2,192	145,418

		282,693

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	750	190,740

Media - 11.1%
Comcast Corp.-Class A	23,349	835,194
Liberty Media Corp.-Liberty Capital (a)	2,930	305,218
News Corp.-Class A	8,441	207,058
Time Warner, Inc.	12,046	546,045
Viacom, Inc.	1,927	104,829
Viacom, Inc.-Class B	2,530	135,582
Walt Disney Co. (The)	5,950	311,066

		2,444,992

Multiline Retail - 1.5%
Kohl’s Corp.	3,002	153,763
Target Corp.	2,828	179,493

		333,256

Specialty Retail - 1.3%
Home Depot, Inc. (The)	4,909	296,356

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	2,381	$223,147

		3,771,184

Financials - 16.3%
Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	3,990	453,583

Commercial Banks - 6.7%
US Bancorp	15,494	531,445
Wells Fargo & Co.	27,238	940,528

		1,471,973

Consumer Finance - 0.9%
American Express Co.	3,699	210,325

Diversified Financial Services - 2.8%
Citigroup, Inc.	9,746	318,889
JPMorgan Chase & Co.	7,406	299,795

		618,684

Insurance - 2.4%
Berkshire Hathaway, Inc. (a)	6,026	531,493

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	4,286	305,978

		3,592,036

Energy - 11.2%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	3,361	269,250

Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	5,027	585,947
EOG Resources, Inc.	2,658	297,829
Exxon Mobil Corp.	6,953	635,852
Golar LNG Ltd.	10,685	412,334
Kinder Morgan, Inc./Delaware	7,650	271,728

		2,203,690

		2,472,940

Health Care - 8.5%
Health Care Providers & Services - 1.6%
Express Scripts Holding Co. (a)	5,440	340,925

Pharmaceuticals - 6.9%
Johnson & Johnson	11,072	762,971
Pfizer, Inc.	20,787	516,557
Watson Pharmaceuticals, Inc. (a)	2,956	251,733

		1,531,261

		1,872,186

Industrials - 7.9%
Aerospace & Defense - 2.0%
Boeing Co. (The)	3,038	211,505

Company	Shares	U.S. $ Value
United Technologies Corp.	2,892	$226,415

		437,920

Industrial Conglomerates - 3.1%
General Electric Co.	30,475	692,087

Machinery - 1.3%
Eaton Corp.	6,281	296,840

Road & Rail - 1.5%
Union Pacific Corp.	2,722	323,102

		1,749,949

Consumer Staples - 7.2%
Beverages - 1.4%
Coca-Cola Co. (The)	8,203	311,140

Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	3,927	289,812

Food Products - 1.7%
Kraft Foods Group, Inc. (a)	3,569	159,356
Kraft Foods, Inc.-Class A	4,917	203,318

		362,674

Tobacco - 2.8%
Altria Group, Inc.	9,658	322,481
Philip Morris International, Inc.	3,378	303,817

		626,298

		1,589,924

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	7,964	362,919

Wireless Telecommunication Services - 1.2%
SBA Communications Corp.-Class A (a)	4,342	273,112

		636,031

Utilities - 1.5%
Multi-Utilities - 1.5%
DTE Energy Co.	5,560	333,266

Total Common Stocks (cost $18,037,580)		19,882,479

INVESTMENT COMPANIES - 4.4%
Funds and Investment Trusts - 4.4%
Health Care Select Sector SPDR Fund	12,835	514,812
Market Vectors Gold Miners ETF	3,652	196,149
Market Vectors Oil Service ETF (a)	6,767	272,033

Total Investment Companies (cost $922,663)		982,994

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.0%
Investment Companies - 5.0%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.14% (b) (cost $1,100,935)	1,100,935	$1,100,935

Total Investments - 99.5% (cost $20,061,178) (c)		21,966,408
Other assets less liabilities - 0.5%		102,075

Net Assets - 100.0%		$22,068,483

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,929,363 and gross unrealized depreciation of investments was $(24,133), resulting in net unrealized appreciation of $1,905,230.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Select U.S. Equity Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$19,882,479		$	– 0	–	$	– 0	–	$19,882,479
Investment Companies	982,994			– 0	–		– 0	–	982,994
Short-Term Investments	1,100,935			– 0	–		– 0	–	1,100,935

Total Investments in Securities	21,966,408			– 0	–		– 0	–	21,966,408
Other Financial Instruments**:	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$21,966,408		$	– 0	–	$	– 0	–	$21,966,408

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: November 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: November 21, 2012